INVENTORIES	6 Months Ended
Jun. 30, 2024
Classes of current inventories [abstract]
INVENTORIES [Text Block]
NOTE 3:-	INVENTORIES

The following is a breakdown of inventory as of June 30, 2024:

	June 30, 2024
	Capitalized costs	Fair valuation adjustment, net	Carrying value
Work in progress:
Bulk cannabis	$2,224	$-	$2,224
Finished goods
Packaged dried cannabis	2,964	25	2,989
Other products	506	-	506

Balance as of June 30, 2024	$5,694	$25	$5,719

The following is a breakdown of inventory as of December 31, 2023:

	December 31, 2023
	Capitalized costs	Fair valuation adjustment, net	Carrying value
Work in progress:
Bulk cannabis	$3,735	$-	$3,735
Finished goods:
Packaged dried cannabis	4,667	984	5,651
Other products	590	-	590

Balance as of December 31, 2023	$8,992	$984	$9,976

During the six months ended June 30, 2024, and 2023, inventory expensed to cost of goods sold of cannabis products was $22,586 and $17,716, respectively, which included $25 and $617 of non-cash expense, respectively, related to the changes in fair value of inventory sold.

Cost of revenues in six months period ended June 30, 2024 and 2023, also include production overhead not allocated to costs of inventories produced and recognized as an expense as incurred.